Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2023
Taxes on Income [Abstract]
Schedule of Deferred Tax Assets	Significant components of the Group’s deferred tax assets are as follows:
	December 31,
	2023	2022
Deferred tax assets
Operating loss carry forward	$10,917,801	$10,579,957
Temporary differences	179,381	189,099
	11,097,182	10,769,056
Deferred tax liability
Beneficial conversion feature	(99,790)	(99,790)

Total deferred tax, net	10,997,392	10,669,266

Valuation allowance	(10,997,392)	(10,669,266)

Net deferred tax assets	$—	$—

Schedule of Reconciliation of Tax Benefit	Reconciliation of the theoretical tax benefit and the actual tax expense:
	Year ended December 31,
	2023	2022	2021

Loss before tax benefit	$(2,071,997)	$(4,509,547)	$(2,518,864)

Statutory tax rate	23%	23%	23%

Income tax benefit	476,559	1,037,196	579,339
Effect of:
Losses and timing differences for which valuation allowance was provided, net	(328,126)	(438,612)	(463,784)
Non-deductible expenses and other permanent differences	(64,959)	(624,299)	(196,980)
Other	(83,474)	25,715	81,425

Income tax expense recognized in profit or loss	$—	$—	$—